Earnings per Share	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
7.	Earnings per Share

Earnings per share is determined by dividing net income by the weighted average number of shares of common stock outstanding, giving retroactive effect to stock dividends declared during the period.

	Three Months Ended	Three Months Ended
	March 31, 2017	March 31, 2016

Net income	$983,557	$936,468
Weighted average shares outstanding	1,656,390	1,647,541
Earnings per share - basic and diluted	$0.59	$0.57

There were no potentially dilutive shares outstanding during the three months ended March 31, 2017 or 2016.